Asset Retirement Obligations - Schedule of Movements in Asset Retirement Obligations (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Accretion expense related to discontinued operations	$ 997	$ 458	$ 475